Segment reporting (Details) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Total	$ 57,899,096	$ 40,205,586	$ 19,846,921
Activated Carbon [Member]
Total	57,879,320	39,925,693	19,573,266
Biomass Electricity [Member]
Total	19,776	150,716	143,240
Technology Services [Member]
Total	$ 0	$ 129,177	$ 130,415